Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Computers, software, peripheral and electronic equipment	3 years
Office furniture and equipment	7-15 years
Leasehold improvements	(*)

(*)   Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including any extension option held by the Company and intended to be exercised) and their respective expected lives.
Property and equipment consist of the following:

	December 31,
	2023	2024

Computers and peripheral equipment	$6,784	$8,074
Office furniture and equipment	2,322	2,411
Electronic equipment	232	270
Leasehold improvements	26,103	26,119
Capitalized internal-use software costs	9,147	10,555
Total property and equipment	44,588	47,429
Less: accumulated depreciation and amortization	(15,958)	(21,508)
Total property and equipment, net	$28,630	$25,921